Filed Pursuant to Rule 497(e)

Monetta Fund, Inc. Registration File No. 811-4466

Monetta Trust Registration File No. 811-7360

MONETTA FUND, INC.

MONETTA TRUST

SUPPLEMENT DATED DECEMBER 22, 2008

TO

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2008

        For all initial investments made in conjunction with the establishment of an Automatic Investment Plan, the minimum investment is lowered to $100.  All references to a minimum of $250 in the Prospectus and Statement of Additional Information are hereby replaced with $100.   This change applies to the Monetta Fund Inc. and each of the series in the Monetta Trust.

Please keep this supplement for future reference